UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 142.2% (99.4% of Total Investments)

	COMMON STOCKS – 62.0% (43.4% of Total Investments)

	Air Freight & Logistics – 1.2%

65,464	BPost SA, (5)	$1,556,708
12,917	Oesterreichische Post AG, (5)	443,497
	Total Air Freight & Logistics	2,000,205

	Commercial Services & Supplies – 0.7%

68,788	Covanta Holding Corporation	1,200,351

	Diversified Telecommunication Services – 1.0%

1,400,435	HKBN Limited, (2), (5)	1,615,498

	Electric Utilities – 8.1%

69,011	Alupar Investimento SA	256,409
458,362	AusNet Services, (5)	440,573
31,017	Brookfield Infrastructure Partners LP, (4)	1,140,495
515,108	Contact Energy Limited, (5)	1,634,667
59,943	Endesa S.A, (2), (5)	1,264,100
2,763	Hafslund ASA, Class B Shares	18,500
1,905,819	HK Electric Investments Limited, (5)	1,363,201
641,161	Infratil Limited, (5)	1,255,436
10,880	PPL Corporation	357,843
155,034	Scottish and Southern Energy PLC, (5)	3,508,887
5,491	Southern Company	245,448
1,028,172	Spark Infrastructure Group, (5)	1,357,816
193,113	Transmissora Alianca de Energia Eletrica SA	929,885
	Total Electric Utilities	13,773,260

	Gas Utilities – 1.3%

15,851	AmeriGas Partners, LP, (4)	658,292
16,398	Enagas, (5)	470,221
223,357	Snam Rete Gas S.p.A, (5)	1,147,135
	Total Gas Utilities	2,275,648

	Independent Power & Renewable Electricity Producers – 2.8%

90,841	Pattern Energy Group Inc.	1,734,155
493,863	Renewables Infrastructure Group Limited	760,165
110,413	Saeta Yield S.A, (2), (5)	1,018,594
148,643	TransAlta Renewables Inc.	1,145,036
	Total Independent Power & Renewable Electrity Producers	4,657,950

	Multi-Utilities – 7.9%

593,698	Centrica PLC, (5)	2,062,521
1,094,364	Duet Group, (5)	1,663,088
168,287	Engie, (5)	2,722,964
61,233	National Grid PLC ADR, (4)	4,263,654
440,433	Redes Energeticas Nacionais SA, (5)	1,320,461
649,190	Vector Limited	1,307,335
	Total Multi-Utilities	13,340,023

	Oil, Gas & Consumable Fuels – 2.2%
8,669	Arc Logisitics Partners LP	116,511
63,328	BlueKnight Energy Partners LP	357,803
40,104	Enbridge Energy Partners LP	991,371
7,769	Enbridge Income Fund Holdings Inc.	182,334
8,560	Enviva Partners, LP	107,000

Nuveen Investments	1

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)
18,459	Kinder Morgan, Inc., (4)	$510,945
2,723	TC Pipelines LP	129,642
5,264	USD Partners LP	42,165
91,042	Veresen Inc.	695,862
8,440	Williams Companies, Inc.	311,014
10,241	Williams Partners LP	326,893
	Total Oil, Gas & Consumable Fuels	3,771,540

	Real Estate Investment Trust – 26.4%

26,181	Agree Realty Corporation	781,503
107,938	Apollo Commercial Real Estate Finance, Inc.	1,695,706
100,951	Armada Hoffler Properties Inc.	986,291
65,180	Blackstone Mortgage Trust Inc, Class A	1,788,539
213,782	CapitaMall Trust, (5)	285,863
63,185	CareTrust REIT Inc.	717,150
67,802	CBL & Associates Properties Inc.	932,278
63,849	Colony Financial Inc.	1,248,886
25,253	Community Healthcare Trust Inc.	401,523
14,574	Corrections Corporation of America	430,516
38,396	Crombie Real Estate Investment Trust	368,855
19,859	Digital Realty Trust Inc.	1,297,190
5,813	Dupont Fabros Technology Inc.	150,440
46,515	Easterly Government Properties, Inc., (4)	741,914
23,483	Entertainment Properties Trust	1,211,018
18,396	Franklin Street Properties Corporation	197,757
1,246,638	Frasers Centrepoint Trust, (5)	1,669,989
15,640	Geo Group Inc.	465,134
118,503	Independence Realty Trust	854,407
219,738	Inland Real Estate Corporation	1,779,878
95,360	InnVest Real Estate Investment Trust	355,858
737,659	Keppel DC REIT, (5)	529,151
43,953	Lexington Corporate Properties Trust	356,019
85,740	Liberty Property Trust	2,701,667
16,294	LTC Properties Inc.	695,265
1,653,128	Mapletree Greater China Commercial Trust, (5)	1,082,182
235,388	Mapletree Logistics Trust, (5)	162,211
192,659	Medical Properties Trust Inc.	2,130,809
46,606	Monmouth Real Estate Investment Corporation	454,409
3,482	National Retail Properties, Inc.	126,292
29,154	National Storage Affiliates Trust	395,037
41,514	Omega Healthcare Investors Inc., (4)	1,459,217
82,033	OneREIT	190,560
400,406	Parkway Life Real Estate Investment Trust, (5)	647,841
165,855	Physicians Realty Trust	2,502,752
334,074	Plaza Retail REIT	1,108,991
241,302	Pure Industrial Real Estate Trust	802,833
9,461	Realty Income Corporation	448,357
154,859	Scentre Group, (5)	426,218
25,651	Smart Real Estate Investment Trust	587,791
145,741	STAG Industrial Inc.	2,653,944
56,838	Starwood Property Trust Inc.	1,166,316
69,624	STORE Capital Corporation	1,438,432
448,805	TF Administradora Industrial S de RL de CV	818,765
11,249	Universal Health Realty Income Trust	528,028
17,937	Urstadt Biddle Properties Inc.	336,139
435	Ventas Inc.	24,386
700	Welltower Inc.	47,404
15,218	WP Carey Inc.	879,753
88,119	WP GLIMCHER, Inc.	1,027,468
43,359	WPT Industrial Real Estate Investment Trust	494,726
	Total Real Estate Investment Trust	44,583,658

	Real Estate Management & Development – 0.7%

157,566	Killam Properties Inc.	1,174,808

2	Nuveen Investments

Shares	Description (1)			Value

	Transportation Infrastructure – 9.4%

791,200	China Merchants Holdings Pacific Limited, (5)			$495,600
16,329	Grupo Aeroportuario Centro Norte, SA, ADR			647,608
3,978,715	Hopewell Highway Infrastructure Limited, (5)			1,984,898
3,064,665	Hutchison Port Holdings Trust, (5)			1,687,389
228,664	Jiangsu Expressway Company Limited, (5)			293,797
238	Kobenhavns Lufthavne, (5)			114,744
15,508	Macquarie Infrastructure Corporation			1,157,827
806,124	Sydney Airport, (5)			3,387,953
870,927	Transurban Group, (5)			6,100,665
	Total Transportation Infrastructure			15,870,481

	Water Utilities – 0.3%

409,155	Inversiones Aguas Metropolitanas SA			566,669
	Total Common Stocks (cost $111,425,388)			104,830,091

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.9% (4.8% of Total Investments)

	Electric Utilities – 2.2%

78,694	Exelon Corporation, (4)	6.500%	BBB-	$3,434,993
4,607	NextEra Energy Inc., Convertible, (4)	5.799%	BBB	245,138
	Total Electric Utilities			3,680,131

	Independent Power & Renewable Electrivity Producers – 0.5%

11,622	Dynegy Inc., Convertible Preferred	5.375%	N/R	907,911

	Oil, Gas & Consumable Fuels – 0.9%

40,362	Anadarko Petroleum Corporation, (4)	7.500%	N/R	1,510,750

	Real Estate Investment Trust – 3.3%

41,077	Alexandria Real Estate Equities Inc., Convertible Bonds, (5)	7.000%	N/R	1,109,079
7,293	American Homes 4 Rent	5.000%	N/R	181,669
30,376	American Tower Corporation, Convertible Preferred, (4)	0.000%	N/R	2,923,082
9,780	Equity Commonwealth, Convertble Debt	6.500%	Ba1	237,654
3,881	Lexington Corporate Properties Trust, Series B	6.500%	N/R	184,076
17,163	Ramco-Gershenson Properties Trust	7.250%	N/R	955,464
	Total Real Estate Investment Trust			5,591,024
	Total Convertible Preferred Securities (cost $13,039,273)			11,689,816

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 38.1% (26.7% of Total Investments)

	Electric Utilities – 8.0%

7,270	APT Pipelines Limited, (5)	6.693%	N/R	$533,244
78,694	Entergy Arkansas Inc., (5)	6.450%	BB+	1,977,187
43,372	Entergy Texas Inc.	5.625%	A-	1,099,046
25,699	Integrys Energy Group Inc.	6.000%	Baa1	691,303
52,273	NextEra Energy Inc.	6.371%	BBB	2,689,446
28,134	NextEra Energy Inc.	5.700%	BBB	702,225
28,477	NextEra Energy Inc.	5.625%	BBB	703,382
42,461	NextEra Energy Inc.	5.000%	BBB	996,560
17,903	Pacific Gas & Electric Corporation	6.000%	BBB+	511,131
79,661	PPL Capital Funding, Inc.	5.900%	BBB	2,007,457
43,982	SCE Trust I	5.625%	Baa1	1,078,439
17,479	SCE Trust IV	0.000%	Baa1	450,084
	Total Electric Utilities			13,439,504

Nuveen Investments	3

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Gas Utilities – 0.2%

6,181	Laclede Group, Inc., (5)	6.750%	N/R	$324,441

	Multi-Utilities – 2.7%

92,190	Dominion Resources Inc.	0.000%	Baa3	4,573,546

	Oil, Gas & Consumable Fuels – 0.2%

17,013	Nustar Logistics Limited Partnership	7.625%	Ba2	421,752

	Real Estate Investment Trust – 27.0%

17,567	American Homes 4 Rent	5.000%	N/R	436,540
10,048	Apartment Investment & Management Company	6.875%	BB	266,774
25,649	Apollo Commercial Real Estate Finance	8.625%	N/R	646,611
30,221	Arbor Realty Trust Incorporated	7.375%	N/R	718,051
25,401	Campus Crest Communities	8.000%	N/R	618,006
29,758	CBL & Associates Properties Inc.	7.375%	BB	744,843
87,369	CBL & Associates Properties Inc.	6.625%	BB	2,164,130
114,336	Cedar Shopping Centers Inc., Series A	7.250%	N/R	2,762,358
3,861	Chesapeake Lodging Trust	7.750%	N/R	100,386
91,292	Colony Financial Inc.	7.125%	N/R	1,995,643
21,345	Colony Financial Inc.	0.000%	N/R	545,365
19,445	Colony Financial Inc.	0.000%	N/R	480,875
28,253	Coresite Realty Corporation	7.250%	N/R	723,277
6,874	Corporate Office Properties Trust	7.375%	BB	175,287
18,777	DDR Corporation	6.500%	Baa3	471,866
7,624	DDR Corporation	6.250%	Baa3	188,008
83,518	Digital Realty Trust Inc.	6.350%	Baa3	2,066,235
64,485	EPR Properties Inc.	9.000%	BB	1,962,923
13,924	EPR Properties Inc.	5.750%	BB	308,556
638	Equity Commonwealth	5.750%	BBB-	15,331
706	FelCor Lodging Trust Inc., Series A., Convertible Bond	0.000%	CCC	17,530
50,452	General Growth Properties	6.375%	N/R	1,223,966
42,832	Gramercy Property Trust Inc.	7.125%	N/R	1,092,216
7,580	Hersha Hospitality Trust	8.000%	N/R	191,016
54,196	Hersha Hospitality Trust	6.875%	N/R	1,359,236
12,084	Hudson Pacific Properties Inc.	8.375%	BB	305,484
489	Inland Real Estate Corporation	8.125%	N/R	12,469
77,729	Inland Real Estate Corporation	6.950%	N/R	1,947,111
49,005	Investors Real Estate Trust	7.950%	N/R	1,262,369
23,359	Kimco Realty Corporation,	6.000%	Baa2	589,348
25,213	Kimco Realty Corporation,	5.500%	Baa2	609,650
12,255	Kite Realty Group Trust	8.250%	N/R	310,787
295	LaSalle Hotel Properties	7.500%	N/R	7,410
22,958	LaSalle Hotel Properties	6.375%	N/R	577,394
8,180	Monmouth Real Estate Investment Corp	7.875%	N/R	215,134
16,661	National Retail Properties Inc.	5.700%	Baa2	408,028
4,193	Northstar Realty Finance Corporation	8.875%	N/R	101,974
64,080	Northstar Realty Finance Corporation	8.750%	N/R	1,552,658
11,921	Pebblebrook Hotel Trust	8.000%	N/R	307,800
90,103	Pebblebrook Hotel Trust	6.500%	N/R	2,207,524
13,590	Post Properties, Inc., Series A	8.500%	Baa3	903,735
27,273	PS Business Parks, Inc.	5.750%	BBB	650,461
3,810	PS Business Parks, Inc.	5.700%	BBB	90,792
13,832	Rait Financial Trust	7.125%	N/R	301,676
8,819	Regency Centers Corporation	6.000%	Baa2	218,711
34,098	Retail Properties of America	7.000%	BB	872,909
11,531	Sabra Health Care Real Estate Investement Trust	7.125%	BB-	294,848
14,387	Saul Centers, Inc.	6.875%	N/R	370,465
3,670	SL Green Realty Corporation	6.500%	Ba1	90,869
10,092	Summit Hotel Properties Inc.	9.250%	N/R	266,933
34,187	Summit Hotel Properties Inc.	7.875%	N/R	888,862
66,627	Summit Hotel Properties Inc.	7.125%	N/R	1,665,675

4	Nuveen Investments

Shares		Description (1)	Coupon		Ratings (3)	Value

		Real Estate Investment Trust (continued)
610		Sun Communities Inc.	7.125%		N/R	$15,701
37,403		Sunstone Hotel Investors Inc.	8.000%		N/R	953,777
34,809		Taubman Centers Incorporated, Series K	6.250%		N/R	865,352
50,411		Taubman Centers Incorporated., Series J	6.500%		N/R	1,260,779
8,329		Terreno Realty Corporation	7.750%		BB	214,055
20,676		Urstadt Biddle Properties	7.125%		N/R	539,644
50,701		Urstadt Biddle Properties	6.750%		N/R	1,292,875
453		VEREIT, Inc.	6.700%		N/R	10,963
10,617		Vornado Realty Trust	5.400%		BBB-	238,670
13,545		Wells Fargo REIT	6.375%		BBB+	347,294
25,224		WP GLIMCHER, Inc.	7.500%		Ba1	640,690
38,882		WP GLIMCHER, Inc.	6.875%		Ba1	966,607
		Total Real Estate Investment Trust				45,652,512
		Total $25 Par (or similar) Retail Preferred (cost $64,296,343)				64,411,755

Principal Amount (000)	(6)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		CORPORATE BONDS – 23.9% (16.7% of Total Investments)

		Commercial Services & Supplies – 2.3%

$870		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$867,825
840		Casella Waste Systems Inc.	7.750%	2/15/19	B-	823,200
910		Covanta Holding Corporation	5.875%	3/01/24	Ba3	866,775
1,143	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	847,936
465	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B3	384,549
		Total Commercial Services & Supplies				3,790,285

		Communications Equipment – 0.2%

710		Goodman Networks Inc.	12.125%	7/01/18	B-	362,100

		Construction & Engineering – 1.0%

705		AECOM Technology Corporation, 144A, (4)	5.875%	10/15/24	BB-	710,287
9,000	NOK	VV Holding AS, 144A	6.500%	7/10/19	N/R	1,042,504
		Total Construction & Engineering				1,752,791

		Consumer Finance – 0.4%

580		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	581,450

		Diversified Financial Services – 0.5%

925		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	883,375

		Diversified Telecommunication Services – 1.4%

845		CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	859,787
845		IntelSat Jackson Holdings	7.500%	4/01/21	B+	779,513
710		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB-	710,000
		Total Diversified Telecommunication Services				2,349,300

		Electric Utilities – 1.0%

1,010		Intergen NV, 144A	7.000%	6/30/23	B+	858,500
945		PPL Energy Supply LLC, 144A, (5)	6.500%	6/01/25	Ba3	812,700
		Total Electric Utilities				1,671,200

		Energy Equipment & Services – 0.8%

850		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B	692,750
850		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	711,875
		Total Energy Equipment & Services				1,404,625

Nuveen Investments	5

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	(6)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Gas Utilities – 1.7%

$495		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	$507,375
1,077		Ferrellgas LP, (5)	6.750%	1/15/22	B+	1,001,610
870		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	902,625
400		Suburban Propane Partners LP	5.750%	3/01/25	BB-	379,000
		Total Gas Utilities				2,790,610

		Health Care Equipment & Supplies – 0.3%

505		Tenet Healthcare Corporation	6.750%	2/01/20	B3	510,050

		Health Care Providers & Services – 2.3%

170		Acadia Healthcare, 144A	5.625%	2/15/23	B-	170,850
520		Acadia Healthcare	5.625%	2/15/23	B-	522,600
350		HCA Inc.	5.375%	2/01/25	BB	346,500
425		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	437,219
770		Kindred Healthcare Inc., (4)	6.375%	4/15/22	B2	764,225
704		Select Medical Corporation	6.375%	6/01/21	B-	686,400
965		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B-	955,350
		Total Health Care Providers & Services				3,883,144

		Independent Power & Renewable Electricity Producers – 1.1%

865		Dynegy Inc.	7.625%	11/01/24	B+	873,650
1,060		GenOn Energy Inc.	9.500%	10/15/18	B-	980,500
50		TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB-	44,125
		Total Independent Power & Renewable Electricity Producers				1,898,275

		Internet Software & Services – 0.5%

810		Equinix Inc.	5.750%	1/01/25	BB	803,925

		IT Services – 0.5%

910		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B-	882,700

		Marine – 0.6%

1,010		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	909,000

		Multi-Utilities – 0.6%

700	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB-	1,032,452

		Oil, Gas & Consumable Fuels – 5.7%

990		Calumet Specialty Products	7.625%	1/15/22	B+	920,700
890		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	770,473
915		Energy Transfer Equity LP	5.500%	6/01/27	BB+	759,450
955		Gibson Energy, 144A	6.750%	7/15/21	BB	917,994
805		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	708,400
920		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	851,000
662		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB-	602,420
255		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB-	239,700
785		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	690,800
270		PBF Holding Company LLC	8.250%	2/15/20	BBB-	276,210
620		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	545,600
470		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	437,100
700		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	672,000
415		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	404,625
905		Western Refining Inc.	6.250%	4/01/21	B+	877,850
		Total Oil, Gas & Consumable Fuels				9,674,322

		Real Estate Investment Trust – 1.2%

770		Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	658,350
655		Corporate Office Properties LP	5.000%	7/01/25	BBB-	656,697
765		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	768,825
		Total Real Estate Investment Trust				2,083,872

6	Nuveen Investments

Principal Amount (000)	(6)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Real Estate Management & Development – 0.7%

$540		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	$507,600
730		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	713,575
		Total Real Estate Management & Development				1,221,175

		Road & Rail – 0.5%

885		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	876,150

		Software – 0.5%

880		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	826,100

		Wireless Telecommunication Services – 0.1%

200		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	194,500
		Total Corporate Bonds (cost $43,907,823)				40,381,401

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		CONVERTIBLE BONDS – 1.1% (0.7% of Total Investments)

		Multi-Utilities – 0.6%

$985		Dominion Resources Inc.	5.750%	10/01/54	BBB	$1,010,856

		Oil, Gas & Consumable Fuels – 0.5%

1,005		DCP Midstream LLC, 144A	5.850%	5/21/43	BB-	804,000
$1,990		Total Convertible Bonds (cost $1,985,983)				1,814,856

Principal Amount (000)	(6)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.5% (5.2% of Total Investments)

		Construction & Engineering – 1.1%

$1,914		PHBS Limited	6.625%	N/A (7)	N/R	$1,928,776

		Electric Utilities – 3.4%

1,490		AES Gener SA	8.375%	12/18/73	BB	1,568,225
360		Electricite de France	5.625%	N/A (7)	Baa1	355,680
366		Electricite de France	5.250%	N/A (7)	Baa1	352,275
2,135		Enel SpA, 144A	8.750%	9/24/73	BBB-	2,449,315
595		FPL Group Capital Inc.	6.350%	10/01/66	BBB	477,487
330	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	522,920
		Total Electric Utilities				5,725,902

		Energy Equipment & Services – 2.3%

890	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	970,121
3,085		Transcanada Trust	5.625%	5/20/75	BBB	2,953,887
		Total Energy Equipment & Services				3,924,008

		Transportation Infrastructure – 0.2%

250	EUR	Eurogate GmbH	6.750%	N/A (7)	N/R	292,256

		Water Utilities – 0.5%

510	GBP	Pennon Group PLC, Reg S	6.750%	N/A (7)	N/R	795,511
		Total $1,000 Par (or similar) Institutional Preferred (cost $13,057,185)				12,666,453

Shares		Description (1), (8)				Value
		INVESTMENT COMPANIES – 2.7% (1.9% of Total Investments)

394,965		John Laing Infrastructure Fund				$689,495
8,021,109		Keppel Infrastructure Trust				2,962,402
543,555		Starwood European Real Estate Finance Limited				850,858
		Total Investment Companies (cost $4,631,024)				4,502,755
		Total Long-Term Investments (cost $252,343,019)				240,297,127

Nuveen Investments	7

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.8% (0.6% of Total Investments)

	REPURCHASE AGREEMENTS – 0.8%

$1,378	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $1,377,686, collateralized by $1,415,000 U.S. Treasury Notes, 1.625%, due 11/15/22, value $1,406,156	0.000%	10/01/2015	$1,377,686
	Total Short-Term Investments (cost $1,377,686)			1,377,686
	Total Investments (cost $253,720,705) – 143.0%			241,674,813
	Borrowings – (44.1)% (9), (10)			(74,500,000)
	Other Assets Less Liabilities – 1.1% (11)			1,780,600
	Net Assets Applicable to Common Shares – 100%			$168,955,413

Investments in Derivatives as of September 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(53)	12/15	$(6,387,328)	$1,656	$(37,176)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$29,250,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(676,092)
JPMorgan	29,250,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(1,026,391)
	$58,500,000							$(1,702,483)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$61,116,223	$43,713,868	$—	$104,830,091
Convertible Preferred Securities	10,580,737	1,109,079	—	11,689,816
$25 Par (or similar) Retail Preferred	61,576,883	2,834,872	—	64,411,755
Corporate Bonds	—	40,381,401	—	40,381,401
Convertible Bonds	—	1,184,856	—	1,184,856
$1,000 Par (or similar) Institutional Preferred	—	12,666,453	—	12,666,453
Investment Companies	4,502,755	—	—	4,502,755
Short-Term Investments:
Repurchase Agreements	—	1,377,686	—	1,377,686
Investments in Derivatives:
Futures Contracts*	(37,176)	—	—	(37,176)
Interest Rate Swaps*	—	(1,702,483)	—	(1,702,483)
Total	$137,739,422	$102,195,732	$—	$239,935,154
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $254,852,294.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$5,777,238
Depreciation	(18,954,719)
Net unrealized appreciation (depreciation) of investments	$(13,177,481)

Nuveen Investments	9

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investments, is out on loan. The total value investments out on loan as of the end of the reporting period was $ 17,648,530.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Perpetual Security. Maturity date is not applicable

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of total investments in 30.8%

(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $157,387,386 have been pledged as collateral for Borrowings.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

NOK	Norwegian Krone

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015